Benefits and interests of directors - Summary of Detailed Information of Directors Emoluments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	¥ 37,412	¥ 26,074	¥ 29,698
Pension costs - defined contribution plans	374	359	363
Other benefits	6,262	7,267	7,058
Total	41,754	14,651	59,838
Director [Member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	1,946	2,000	2,448
Salaries and bonuses	20,237	12,570	15,003
Pension costs - defined contribution plans	158	109	120
Other Social security and housing fund	118	60	61
Other benefits	4,271	4,274	4,762
Total	26,730	19,013	22,394
Director [Member] | Executive Directors [member] | Cho Yong Suk [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	13,050	7,390	7,750
Pension costs - defined contribution plans	69	66	67
Other Social security and housing fund	40	20	15
Other benefits	2,069	2,076	2,242
Total	15,228	9,552	10,074
Director [Member] | Executive Directors [member] | Zhu Peiqin [Member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	3,090
Pension costs - defined contribution plans	46
Other Social security and housing fund	46
Other benefits	65
Total	3,247
Director [Member] | Executive Directors [member] | Gregory Dean Gibb [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	4,097	5,180	4,580
Pension costs - defined contribution plans	43	43	40
Other Social security and housing fund	32	40	36
Other benefits	2,137	2,198	2,433
Total	6,309	7,461	7,089
Director [Member] | Executive Directors [member] | Ji Guangheng [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses			2,673
Pension costs - defined contribution plans			13
Other Social security and housing fund			10
Other benefits			87
Total			2,783
Director [Member] | Non-Executive Directors [member] | Zhang Xudong [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	446	500	500
Total	446	500	500
Director [Member] | Non-Executive Directors [member] | Li Weidong [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	500
Total	500	500	500
Director [Member] | Non-Executive Directors [member] | Yang Rusheng [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	500
Total	500	500	500
Director [Member] | Non-Executive Directors [member] | Tang Yunwei [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee			448
Total			448
Director [Member] | Non-Executive Directors [member] | Li Xianglin [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	500
Total	500	500	¥ 500
Director [Member] | Non-Executive Directors [member] | Liu Hui [Member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	0
Salaries and bonuses	0
Pension costs - defined contribution plans	0
Other Social security and housing fund	0
Other benefits	0
Total	¥ 0
Director [Member] | Non-Executive Directors [member] | Ji Guangheng [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses		0
Pension costs - defined contribution plans		0
Other Social security and housing fund		0
Other benefits		0
Total		¥ 0